PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Depreciation expense	$ 0	$ 2,454	$ 2,455	$ 583,897
Impairment expenses				7,283,276
Goodwill			104,657
Intangibles			3,000,013
Right of use assets			3,224,487
Property, plant and equipment, gross			954,119
Property And Equipment [Member]
Depreciation expense			$ 2,455	$ 583,968